Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

8 Leases

Right-of-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2019	–	–	–	–
Opening balance	580	124	18	722
Additions	85	85	3	173
Disposals and other movements	(44)	(7)	1	(50)
Exchange adjustments	6	–	–	6
At 31 December 2019	627	202	22	851
Depreciation
At 1 January 2019	–	–	–	–
Charge for year	130	70	7	207
Impairment	4	–	–	4
Disposals and other movements	(3)	(6)	1	(8)
Exchange adjustments	1	–	–	1
At 31 December 2019	132	64	8	204
Net book value
At 31 December 2019	495	138	14	647

Lease Liability

	2019	2018	2017
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	188	–	–
Later than one year and not later than five years	368	–	–
Later than five years	119	–	–
Total lease liabilities	675	–	–

In prior periods, the Group only recognised lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 ‘Leases’. The assets were presented within property, plant and equipment and the liabilities within interest bearing loans and borrowings. For adjustments recognised on adoption of IFRS 16 on 1 January 2019, please refer to the Group Accounting Policies section.

The interest expense on lease liabilities included within finance costs was $22m. The expense relating to short-term leases was $1m. The expense relating to leases of low-value assets that are not shown above as short-term leases was $1m. The expense relating to variable lease payments not included in lease liabilities was $nil. Income recognised from subleasing was $4m.

The total cash outflow for leases in 2019 was $208m.

Prior to adoption of IFRS 16 on 1 January 2019, total rentals under operating leases charged to profit were as follows:

	2018	2017
	$m	$m
Operating leases	188	175

In 2018, the Group revised the presentation of operating leases from 2017 to include operating leases identified during the transition to IFRS 16 as having previously been omitted from this disclosure. This resulted in an increase in 2017 from $137m to $175m.

Prior to adoption of IFRS 16 on 1 January 2019, the future minimum lease payments under operating leases that had an initial or remaining term in excess of one year at 31 December 2019 were as follows:

	2018	2017
	$m	$m
Not later than one year	188	151
Later than one year and not later than five years	360	345
Later than five years	136	118
Total future minimum lease payments	684	614

In 2018, the Group revised the presentation of operating leases from 2017 to include operating leases identified during the transitions to IFRS 16 as having previously been omitted from this disclosure. This resulted in an increase in 2017 from $523m to $614m.